Mining Rigs - Schedule of Mining Rigs (Details) - Mining Rigs [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025		Jun. 30, 2024
Cost:
Ending Balance	$ 211,031		$ 55,126
Cost [Member]
Cost:
Beginning balance	184,905		168,513
Additions	156,095	[1]	1,136
Ending Balance	341,000		169,649
Accumulated Depreciation [Member]
Cost:
Beginning balance	(117,480)		(104,935)
Charge for the year	(12,337)		(9,487)
Ending Balance	(129,817)		(114,422)
Impairment [Member]
Cost:
Beginning balance	(101)		(101)
Additions	(51)
Ending Balance	$ (152)		$ (101)

[1]	Approximately US$146.8 million and US$0.3 million of addition to mining rigs during the periods ended June 30, 2025 and 2024 was transferred from inventories.